SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated Assets Backed Financing Entities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Assets
Restricted cash	¥ 260,273		¥ 267,271	¥ 88,796	$ 35,657
Prepaid expenses and other assets	2,361,585		423,621		323,536
Loans at fair value	421,922		677,835		57,803
Held-to-maturity investments	6,587		10,420		902
Total assets	12,982,696		10,276,916		1,778,622
Liabilities
Accounts payable	43,167		30,902		5,912
Accrued expenses and other liabilities	1,622,050		1,463,369		222,220
Total liabilities	3,440,266		2,191,367		471,314
Net Income (Loss)	1,582,299	$ 216,774	2,080,197	1,194,871
Net cash (used in)/provided by operating activities	1,424,082	195,098	2,171,013	1,849,430
Net cash provided by/(used in) investing activities	(3,113,115)	(426,495)	100,045	52,559
Net cash (used in)/provided by financing activities	(277,226)	$ (37,980)	(569,278)	(489,123)
Related Party
Liabilities
Other liabilities	129,629		14,414		17,759
Payable to investors at fair value
Liabilities
Other liabilities	368,022		445,762		$ 50,419
ABFE
Assets
Restricted cash	108,142		267,271
Prepaid expenses and other assets	10,318		5,942
Loans at fair value	382,058		288,764
Held-to-maturity investments	6,587		10,420
Total assets	507,105		572,397
Liabilities
Accounts payable	649		1,023
Accrued expenses and other liabilities	107		2,142
Total liabilities	368,778		450,444
Net Income (Loss)	66,603		(68,024)	17,949
Net cash (used in)/provided by operating activities	299,841		211,185	(1,434)
Net cash provided by/(used in) investing activities	(329,459)		(900,142)	34,976
Net cash (used in)/provided by financing activities	(79,281)		818,305	¥ (85,587)
ABFE | Excluding Affiliated Entity
Liabilities
Other liabilities			1,517
ABFE | Payable to investors at fair value
Liabilities
Other liabilities	368,022		¥ 445,762
Asset pledged as collateral | ABFE
Assets
Total assets	¥ 0